FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM D
NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

OMB APPROVAL
OMB Number: 3235-0076
Expires: April 30, 2008
Estimated average burden
[redacted]

Prefix

1341504

05068548

RECEIVED
OCT 12 2005
156

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
TIC Hibiscus Boulevard, LLC - $5,300,000 Offering

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
TIC Hibiscus Boulevard, LLC

Address of Executive Offices (Number of Street, City, State, Zip Code)
500 East North Street, Suite F, Greenville, South Carolina, 29601

Telephone number (including area code)
(800) 577-4842

Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)

Telephone number (including area code)

Brief Description of Business
Real estate investment in an office building located in Melbourne, Florida

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☒ other (please specify): **Delaware Limited Liability Company**
☐ business trust ☐ limited partnership, to be formed

	Month		Year			
Actual or Estimated Date of Incorporation or Organization:	0	9	0	5	☒ Actual	☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State:
CN for Canada; FN for other foreign jurisdiction) D E

PROCESSED
OCT 18 2005
THOMSON FINANCIAL

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501, et seq., or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate state will not result in loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated upon the filing of a federal notice.

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid ***OMB*** *control number.*

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
TIC Properties, LLC

Business or Residence Address (Number and Street, City, State, Zip Code)
500 East North Street, Suite F, Greenville, South Carolina, 29601

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Boyd, John W.

Business or Residence Address (Number and Street, City, State, Zip Code)
500 East North Street, Suite F, Greenville, South Carolina, 29601

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Workman, Josh A.

Business or Residence Address (Number and Street, City, State, Zip Code)
500 East North Street, Suite F, Greenville, South Carolina, 29601

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Aiesi, Paul M.

Business or Residence Address (Number and Street, City, State, Zip Code)
500 East North Street, Suite F, Greenville, South Carolina, 29601

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Watson, Brandy D.

Business or Residence Address (Number and Street, City, State, Zip Code)
500 East North Street, Suite F, Greenville, South Carolina, 29601

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Gordon, Trevor

Business or Residence Address (Number and Street, City, State, Zip Code)
500 East North Street, Suite F, Greenville, South Carolina, 29601

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Harrison, Carole J.

Business or Residence Address (Number and Street, City, State, Zip Code)
500 East North Street, Suite F, Greenville, South Carolina, 29601

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Bicknell, Jay

Business or Residence Address (Number and Street, City, State, Zip Code)
500 East North Street, Suite F, Greenville, South Carolina, 29601

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE.	☐	☒
2.	What is the minimum investment that will be accepted from any individual?	$ 265,000	

***The Company reserves the right to accept less than the minimum purchase requirement and to issue fractional interests.**

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such broker or dealer, you may set forth the information for that broker or dealer only. *Listed below are the broker-dealers the issuer expects to use in connection with the sale of securities in this offering.

Full Name (Last name first, if individual)
Vonderharr, Robert

Business or Residence Address (Number and Street, City, State, Zip Code)
10542 S. Jordan Gateway, Suite 330, Salt Lake City, UT 84095

Name of Associated Broker or Dealer
Omni Brokerage, Inc.

States in Which Person Listed has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA] **XX**	[CO]	[CT]	[DE]	[DC]	[FL] **XX**	[GA]	[HI]	[ID] **XX**
[IL]	[IN]	[IA] **XX**	[KS]	[KY]	[LA]	[ME] **XX**	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT] **XX**	[NE] **XX**	[NV] **XX**	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT] **XX**	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Harvey, John

Business or Residence Address (Number and Street, City, State, Zip Code)
333 City Blvd West, 17th Floor, Orange, CA 92868

Name of Associated Broker or Dealer
Omni Brokerage, Inc.

States in Which Person Listed has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ] **XX**	[AR]	[CA] **XX**	[CO]	[CT]	[DE]	[DC]	[FL] **XX**	[GA] **XX**	[HI]	[ID]
[IL]**XX**	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT] **XX**	[NE]	[NV]**XX**	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]**XX**	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX] **XX**	[UT]	[VT]	[VA]	[WA] **XX**	[WV]	[WI]**XX**	[WY]	[PR]

Full Name (Last name first, if individual)
Vanian, Lara

Business or Residence Address (Number and Street, City, State, Zip Code)
3452 E. Foothill Blvd., Suite 200, Pasadena, CA 91107

Name of Associated Broker or Dealer
Omni Brokerage, Inc.

States in Which Person Listed has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA] **XX**	[CO]	[CT]	[DE]	[DC]**XX**	[FL]	[GA]	[HI]**XX**	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]**XX**	[MO]
[MT]	[NE]	[NV]**XX**	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]**XX**	[WV]	[WI]	[WY]	[PR]

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE.	☐	☒
2.	What is the minimum investment that will be accepted from any individual?	$ 265,000	*Issuer reserves the right to sell fractional units
		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Lamont, James

Business or Residence Address (Number and Street, City, State, Zip Code)
1400 Grant Avenue, Suite 101, Novato, CA 94948

Name of Associated Broker or Dealer
Sammons Securities Company, LLC

States in Which Person Listed has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA] **XX**	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV] **XX**	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Lambert, Lawrence

Business or Residence Address (Number and Street, City, State, Zip Code)
633 Berkmar Circle, Suite One, Charlottesville, VA 22901

Name of Associated Broker or Dealer
Cap West Securities, Inc.

States in Which Person Listed has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV] **XX**	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA] **XX**	[WA] **XX**	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Miller, Myles

Business or Residence Address (Number and Street, City, State, Zip Code)
1601 2nd Street, Suite 102A, San Rafael, CA 94901

Name of Associated Broker or Dealer
Investment Security Corporation

States in Which Person Listed has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA] **XX**	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?............... Answer also in Appendix, Column 2, if filing under ULOE.	☐	☒
2. What is the minimum investment that will be accepted from any individual?..	$ **265,000**	***Issuer reserves the right to sell fractional units**
	Yes	No
3. Does the offering permit joint ownership of a single unit?..	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Thomas, Warren

Business or Residence Address (Number and Street, City, State, Zip Code)
3452 E. Foothill Blvd., Suite 200, Pasadena, CA 91107

Name of Associated Broker or Dealer
Omni Brokerage, Inc.

States in Which Person Listed has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States).. ☐ All States

[AL] **XX**	[AK]**XX**	[AZ] **XX**	[AR] **XX**	[CA] **XX**	[CO] **XX**	[CT]**XX**	[DE] **XX**	[DC] **XX**	[FL] **XX**	[GA] **XX**	[HI]**XX**	[ID]**XX**
[IL] **XX**	[IN]**XX**	[IA] **XX**	[KS] **XX**	[KY] **XX**	[LA]**XX**	[ME]**XX**	[MD] **XX**	[MA] **XX**	[MI]**XX**	[MN] **XX**	[MS]**XX**	[MO]**XX**
[MT]**XX**	[NE]**XX**	[NV] **XX**	[NH]**XX**	[NJ] **XX**	[NM]**XX**	[NY]	[NC] **XX**	[ND]**XX**	[OH] **XX**	[OK]**XX**	[OR]**XX**	[PA] **XX**
[RI]**XX**	[SC] **XX**	[SD]**XX**	[TN] **XX**	[TX] **XX**	[UT]**XX**	[VT]**XX**	[VA] **XX**	[WA] **XX**	[WV]**XX**	[WI]**XX**	[WY]**XX**	[PR]

Full Name (Last name first, if individual)
Hilton, Harold

Business or Residence Address (Number and Street, City, State, Zip Code)
371 NE Gilman Blvd., Suite 310, Issaquah, WA 98027

Name of Associated Broker or Dealer
Pacific West Securities, Inc.

States in Which Person Listed has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States).. ☐ All States

[AL]	[AK]	[AZ] **XX**	[AR]	[CA] **XX**	[CO]	[CT]	[DE]	[DC]	[FL] **XX**	[GA]	[HI]	[ID]
[IL] **XX**	[IN]**XX**	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]**XX**	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]**XX**	[PA]
[RI]	[SC]	[SD]	[TN]	[TX] **XX**	[UT]	[VT]	[VA]	[WA] **XX**	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Cannon, Robert (Bob)

Business or Residence Address (Number and Street, City, State, Zip Code)
371 NE Gilman Blvd., Suite 310, Issaquah, WA 98027

Name of Associated Broker or Dealer
Pacific West Securities, Inc.

States in Which Person Listed has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States).. ☐ All States

[AL]	[AK]	[AZ] **XX**	[AR]	[CA] **XX**	[CO] **XX**	[CT]	[DE]	[DC]	[FL] **XX**	[GA]	[HI]	[ID]**XX**
[IL] **XX**	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]**XX**	[MD]	[MA]	[MI]**XX**	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]**XX**	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA] **XX**	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE.	☐	☒
2.	What is the minimum investment that will be accepted from any individual?	$ **265,000** *Issuer reserves the right to sell fractional units**	
		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Andrews, Melissa

Business or Residence Address (Number and Street, City, State, Zip Code)
371 NE Gilman Blvd., Suite 310, Issaquah, WA 98027

Name of Associated Broker or Dealer
Pacific West Securities, Inc.

States in Which Person Listed has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ] **XX**	[AR]	[CA] **XX**	[CO] **XX**	[CT]	[DE]	[DC]	[FL] **XX**	[GA]	[HI]	[ID]**XX**
[IL] **XX**	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]**XX**	[MD]	[MA]	[MI]**XX**	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]**XX**	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA] **XX**	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Swayne, William M. II

Business or Residence Address (Number and Street, City, State, Zip Code)
420 Boylston Avenue, E., Seattle, WA 98102-4904

Name of Associated Broker or Dealer
Pacific West Securities, Inc.

States in Which Person Listed has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]**XX**	[AZ] **XX**	[AR]	[CA] **XX**	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]**XX**	[ID]**XX**
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]**XX**
[MT]**XX**	[NE]	[NV] **XX**	[NH]	[NJ] **XX**	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]**XX**	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA] **XX**	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Ackerman, Gary

Business or Residence Address (Number and Street, City, State, Zip Code)
633 Berkmar Circle, Charlottesville, VA 22901

Name of Associated Broker or Dealer
Cap West Securities

States in Which Person Listed has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA] **XX**	[CO]	[CT]	[DE]	[DC]	[FL] **XX**	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD] **XX**	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC] **XX**	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA] **XX**	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?.............	☐	☒
	Answer also in Appendix, Column 2, if filing under ULOE.		

2. What is the minimum investment that will be accepted from any individual?.. $ **265,000** ***Issuer reserves the right to sell fractional units**

		Yes	No
3.	*Does the offering permit joint ownership of a single unit?*..	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Dunn, Frank

Business or Residence Address (Number and Street, City, State, Zip Code)
211 Palomar Airport Road, Suite 130, Carlsbad, CA 92011

Name of Associated Broker or Dealer
Waveland Capital Partners LLC

States in Which Person Listed has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States).. ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA] **XX**	[CO] **XX**	[CT]**XX**	[DE]	[DC]	[FL] **XX**	[GA]	[HI]	[ID]
[IL] **XX**	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN] **XX**	[MS]	[MO]
[MT]**XX**	[NE]	[NV] **XX**	[NH]	[NJ] **XX**	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]**XX**	[PA] **XX**
[RI]	[SC]	[SD]	[TN]	[TX] **XX**	[UT]	[VT]**XX**	[VA] **XX**	[WA] **XX**	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Temple, John

Business or Residence Address (Number and Street, City, State, Zip Code)
10542 S. Jordan Gateway, Suite 330, Salt Lake City, UT 84095

Name of Associated Broker or Dealer
Omni Brokerage Inc.

States in Which Person Listed has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States).. ☐ All States

[AL] **XX**	[AK]**XX**	[AZ] **XX**	[AR]	[CA] **XX**	[CO] **XX**	[CT]**XX**	[DE]	[DC]	[FL] **XX**	[GA]**XX**	[HI]**XX**	[ID]
[IL] **XX**	[IN]**XX**	[IA]	[KS]	[KY] **XX**	[LA]	[ME]	[MD] **XX**	[MA] **XX**	[MI]**XX**	[MN]	[MS]	[MO]**XX**
[MT]**XX**	[NE]	[NV] **XX**	[NH]	[NJ] **XX**	[NM]	[NY]	[NC] **XX**	[ND]	[OH]	[OK]**XX**	[OR]**XX**	[PA]**XX**
[RI]**XX**	[SC] **XX**	[SD]	[TN] **XX**	[TX] **XX**	[UT]**XX**	[VT]**XX**	[VA] **XX**	[WA] **XX**	[WV]	[WI]	[WY]**XX**	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States).. ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES, AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 0	$ 0
Equity	$ 0	$ 0
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$ 0	$ 0
Partnership Interests	$ 0	$ 0
Other (Tenant In Common Interests)	$ 5,300,000	$ 5,300,000
Total	$ 5,300,000	$ 5,300,000

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if the answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	$ 16	$ 5,300,000
Non-accredited Investors	$ 0	$ 0
Total (for filings under Rule 504 only)	$ 0	$ 0

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditures is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☒	$ 5,000
Legal Fees	☒	$ 40,000
Accounting Fees	☒	$ 30,000
Engineering Fees	☐	$
Sales Commission (specify finders' fees separately)	☒	$ 371,000
Other Expenses (due diligence fees, marketing expenses and miscellaneous offering expenses) ☒		$ 84,000
Total	☒	$ 530,000

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES, AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $ 4,770,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b. above.

	Payments to Officers, Directors & Affiliates	Payments To Others
Salaries and fees	☐ $ 0	☐ $ 0
Purchase of real estate	☐ $ 0	☒ $ 3,501,050
Purchase, rental, or leasing and installation of machinery and equipment	☐ $ 0	☐ $ 0
Construction or leasing of plant buildings and facilities	☐ $ 0	☐ $ 0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $ 0	☐ $ 0
Repayment of indebtedness (refinance of interim loans)	☐ $ 0	☐ $ 0
Working capital (reserves)	☐ $ 0	☒ $ 100,000
Other (specify): acquisition and transaction costs, carrying and closing costs, and capital improvements, profit on resale of tenant in common interests	☒ $ 460,555	☒ $ 708,395
Column Totals	☒ $ 460,555	☒ $ 4,309,445
Total Payments Listed (column totals added)	☒ $4,770,000	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (print or type)	Signature	Date
TIC Hibiscus Boulevard, LLC	[signature]	10/11/05
Name of Signer (print or type) **John W. Boyd**	Title of Signer (print or type) **Chief Executive Officer of TIC Properties, LLC, Sole Member of Issuer**	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.252 presently subject to any of the disqualification provisions of such rule?........ Yes ☐ No ☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrators of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such time as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this information and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized persons.

Issuer (print or type)	Signature	Date
TIC Hibiscus Boulevard, LLC		10/11/05
Name of Signer (print or type)	Title of Signer (print or type)	
John W. Boyd	**Chief Executive Officer of TIC Properties, LLC, Sole Member of Issuer**	

Instruction:
Print the name and title of the signing representative under this signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C- Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted (Part E-Item 1)	
State	Yes	No	$5,300,000 in Tenant in Common Interests	Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL		X	Interests - $5,300,000						X
AK		X	Interests - $5,300,000						X
AZ		X	Interests - $5,300,000						X
AR		X	Interests - $5,300,000						X
CA		X	Interests - $5,300,000	9	2,807,940				X
CO		X	Interests - $5,300,000						X
CT		X	Interests - $5,300,000						X
DE		X	Interests - $5,300,000						X
DC		X	Interests - $5,300,000						X
FL		X	Interests - $5,300,000	1	416,050				X
GA		X	Interests - $5,300,000						X
HI		X	Interests - $5,300,000						X
ID		X	Interests - $5,300,000						X
IL		X	Interests - $5,300,000						X
IN		X	Interests - $5,300,000						X
IA		X	Interests - $5,300,000						X
KS		X	Interests - $5,300,000						X
KY		X	Interests - $5,300,000						X
LA		X	Interests - $5,300,000						X
ME		X	Interests - $5,300,000						X
MD		X	Interests - $5,300,000						X
MA		X	Interests - $5,300,000						X
MI		X	Interests - $5,300,000						X
MN		X	Interests - $5,300,000						X
MS		X	Interests - $5,300,000						X
MO		X	Interests - $5,300,000						X

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C- Item 2)				*Disqualification* under State ULOE (if yes, attach explanation of waiver granted (Part E-Item 1)	
State	**Yes**	**No**	**$5,300,000 in Tenant in Common Interests**	**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
MT		X	Interests - $5,300,000						X
NE		X	Interests - $5,300,000						X
NV		X	Interests - $5,300,000						X
NH		X	Interests - $5,300,000						X
NJ		X	Interests - $5,300,000						X
NM		X	Interests - $5,300,000						X
NY									
NC		X	Interests - $5,300,000						X
ND		X	Interests - $5,300,000						X
OH		X	Interests - $5,300,000						X
OK		X	Interests - $5,300,000						X
OR		X	Interests - $5,300,000	1	305,810				X
PA		X	Interests - $5,300,000						X
RI		X	Interests - $5,300,000						X
SC		X	Interests - $5,300,000	1	212,000				X
SD		X	Interests - $5,300,000						X
TN		X	Interests - $5,300,000						X
TX		X	Interests - $5,300,000						X
UT		X	Interests - $5,300,000	1	265,000				X
VT		X	Interests - $5,300,000						X
VA		X	Interests - $5,300,000	2	530,000				X
WA		X	Interests - $5,300,000	1	763,200				X
WV		X	Interests - $5,300,000						X
WI		X	Interests - $5,300,000						X
WY		X	Interests - $5,300,000						X
PR									